Cash and cash equivalents	9 Months Ended
Sep. 30, 2019
Cash and cash equivalents.
Cash and cash equivalents

3.Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following balances with original term to maturity of 90 days or less:

	September 30,	December 31,
	2019	2018
Cash	$2,312,488	$2,443,938
Cash equivalent	13,913,015	16,482,995
	$16,225,503	$18,926,933